UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.6%
	Argentina - 0.3%
—	Alto Palermo S.A.	$4
3	Banco Macro S.A.	78
3	BBVA Banco Frances S.A.	20
3	Cresud S.A.	35
2	Empresa Distribuidora y Comercializadora Norte S.A ●	12
8	Grupo Financiero Galicia S.A.	60
2	IRSA Inversiones y Representaciones S.A.	18
2	Nortel Inversora S.A. ●	60
4	Pampa Energia S.A.	44
3	Petrobras Argentina S.A.	44
7	Telecom de Argentina ADR	150
6	Transportadora de Gas del Sur S.A.	19
6	YPF Sociedad Anonima ADR	194
		738
	Australia - 4.2%
356	CFS Retail Property Trust	649
933	Dexus Property Group	881
1,354	Goodman Group	921
337	GPT Group	1,105
659	Mirvac Group	863
459	Stockland	1,638
423	Westfield Group	3,813
559	Westfield Retail Trust	1,498
		11,368
	Brazil - 12.9%
170	Banco Bradesco S.A. ADR	3,033
50	Banco Santander Brasil S.A.	454
4	Brasil Telecom S.A.	24
8	Brasil Telecom S.A. ADR	144
7	Braskem S.A.	131
59	BRF Brasil Foods S.A. ADR	1,185
46	Centrais Eletricas Brasileiras S.A.	560
5	Cia de Saneamento Basico do Estado de Sao Paulo ADR ●	309
11	Companhia Brasileira De Distribuicao S.A. ADR	467
21	Companhia de Bebidas das Americas	614
71	Companhia de Bebidas das Americas ADR	2,570
4	Companhia Energetica de Minas Gerais	72
34	Companhia Energetica de Minas Gerais ADR	689
9	Companhia Paranaense de Energia - Copel	205
70	Companhia Siderurgica Nacional S.A.	718
6	CPFL Energia S.A.	169
12	Embraer S.A. ADR	330
16	Fibria Celulose S.A. ADR	131
19	Gafisa S.A.	104
79	Gerdau S.A.	753
8	GOL Linhas Aereas Inteligentes S.A. ADR	54
198	Itau Unibanco Banco Multiplo S.A. ADR	3,956
335	Petroleo Brasileiro S.A. ADR	9,744
7	Tam S.A.	148
23	Tele Norte Leste Participacoes S.A. ADR	213
16	Tim Participacoes S.A. ADR	468
37	Ultrapar Participacoes S.A.	728
180	Vale S.A.	4,365
116	Vale S.A. SP ADR	2,928
		35,266

	Canada - 0.3%
15	H&R Real Estate Investment Trust	344
25	RioCan Real Estate Investment Trust	640
		984
	Cayman Islands - 0.0%
1	Acorn International, Inc. ADR ●	3
2	Bitauto Holdings Ltd. ●	7
—	eLong, Inc. ADR ●	5
3	Mecox Lane Ltd. ●	4
3	O2Micro International Ltd. ADR ●	14
12	Renren, Inc. ●	69
		102
	Chile - 1.1%
1	Administradora de Fondos de Pensiones Provida S.A.	69
4	Banco de Chile ADR	398
4	Banco Santander Chili S.A. ADR	291
1	China Grentech Corp. ADR ●	3
2	Compania Cervecerias Unidas S.A.	120
7	Corpbanca S.A. ADR	155
2	Embotelladora Andina S.A. ADR A	45
3	Embotelladora Andina S.A. ADR B	75
10	Empresa Nacional de Electricidad S.A.	455
23	Enersis S.A. ADR	418
15	Lan Airlines S.A. ADR	366
8	Sociedad Quimica Y Minera de Chile S.A.	464
2	Vina Concha Y Toro S.A.	78
		2,937
	China - 4.4%
2	3SBio, Inc. ADR ●	19
1	51job, Inc. ADR ●	37
2	7 Days Group Holdings Ltd. ●	24
6	Actions Semiconductor Co., Ltd. ●	11
4	Airmedia Group, Inc. ●	14
14	Aluminum Corp. of China Ltd.	169
1	ATA, Inc.	4
3	AutoNavi Holdings Ltd. ●	28
12	Baidu, Inc. ADR ●	1,529
1	BCD Semiconductor Manufacturing Ltd. ●	6
1	Bona Film Group Ltd. ●	4
3	Camelot Information Systems, Inc. ●	8
1	Changyou.com Ltd. ●	22
1	China Distance Education Holdings Ltd.	2
4	China Eastern Airlines ADR ●	67
1	China Finance Online Co. ●	2
2	China Hydroelectric Corp. ●	3
2	China Kanghui Holdings, Inc. ●	30
44	China Life Insurance Co.	1,934
2	China Lodging Group Ltd. ●	34
—	China Mass Media Corp.	—
2	China Medical Technologies, Inc. ADR ●	5
6	China Ming Yang Wind Power Group Ltd. ●	17
2	China Nepstar Chain Drugstore Ltd. ●	6
1	China New Borun Corp. ●	3
—	China Nuokang Bio-Pharmaceutical, Inc. ●	1
15	China Petroleum & Chemical Corp. ADR	1,789
2	China Real Estate Information Corp. ●	10
3	China Southern Airlines Co., Ltd. ●	82
1	China Sunergy Co., Ltd. ●	1

1

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.6% - (continued)
	China - 4.4% - (continued)
3	China Techfaith Wirls Communication Technology ADR ●	$7
12	China Telecom Corp. Ltd. ADR	690
2	China Xiniya Fashion Ltd. ●	4
1	China Zenix Automotive International Ltd. ●	5
1	ChinaCache International Holdings Ltd. ●	10
1	ChinaEdu Corp. ●	8
3	CNinsure, Inc. ●	23
2	Concord Medical Services Holdings Ltd.	8
13	Ctrip.com International Ltd. ADR ●	320
1	Daqo New Energy Corp. ●	3
5	E-Commerce China Dangdang, Inc. ●	35
5	E-House China Holdings Ltd.	25
8	Focus Media Holding Ltd. ADR ●	156
10	Giant Interactive Group, Inc. ADR	42
2	Guangshen Railway Co., Ltd.	45
1	Gushan Environmental Energy Ltd. ●	1
4	Hanwha SolarOne Co., Ltd. ●	7
7	Huaneng Power International, Inc. ADR Series N	162
1	IFM Investments Ltd. ●	1
11	JA Solar Holdings Co. Ltd. ADR ●	20
1	Jiayuan.com International Ltd. ●	11
1	JinkoSolar Holding Co., Ltd. ●	7
1	Kingtone Wirelessinfo Solution Holding Ltd. ●	—
2	KongZhong Corp. ADR ●	8
2	Ku6 Media Co., Ltd. ●	3
7	LDK Solar Co., Ltd. ●	32
1	Lentuo International, Inc. ●	3
1	Linktone Ltd. ADR ●	2
8	Mindray Medical International Ltd.	224
1	NA Education Holdings Ltd. ●	2
2	NA Holdings Ltd. ●	10
1	NetQin Mobile, Inc. ●	4
12	New Oriental Education & Technology Group, Inc. ADR ●	274
2	Ninetowns Digital World Trade Holdings Ltd. ●	3
1	Ossen Innovation Co., Ltd. ●	1
3	Perfect World Co., Ltd. ADR ●	36
19	PetroChina Co., Ltd. ADR	2,724
3	Phoenix New Media Ltd. ●	19
6	Renesola Ltd. ●	13
1	SahngPharma Corp. ●	5
32	Semiconductor Manufacturing International Corp. ADR ●	84
2	Shanda Interactive Entertainment Ltd. ADR ●	90
2	Sinopec Shanghai Petrochemical Co., Ltd.	74
1	Sky-Mobi Ltd. ●	2
4	Spreadtrum Communications, Inc.	58
11	Suntech Power Holdings Co., Ltd. ADR ●	35
1	Syswin, Inc. ●	1
1	TAL Education Group ●	13
2	Taomee Holdings Ltd. ●	9
2	The9 Ltd. ●	12
7	Trina Solar Ltd. ADR ●	54
1	Tudou Holdings Ltd. ●	8

4	Vanceinfo Technologies ADR ●	48
3	Vimicro International Corp. ●	4
5	VisionChina Media, Inc. ●	9
6	WuXi PharmaTech Cayman, Inc. ●	86
3	Xinyuan Real Estate Co., Ltd.	7
17	Yanzhou Coal Mining Co., Ltd.	413
6	Youku, Inc. ●	129
1	Zuoan Fashion Ltd. ●	3
		11,953
	Colombia - 0.5%
6	Bancolombia S.A. ADR	383
18	Ecopetrol S.A. ADR	940
		1,323
	France - 1.9%
5	Fonciere des Regions	350
4	Gecina S.A.	403
4	Icade	366
20	Klepierre	606
18	Unibail-Rodamco SE	3,408
		5,133
	Hong Kong - 3.7%
—	CDC Software Corp. ●	1
93	China Mobile Ltd. ADR	4,727
42	China Unicom Ltd. ADR	777
2	City Telecom Ltd.	18
13	CNOOC Ltd. ADR	2,708
2	Le Gaga Holding Ltd. ●	8
433	Link REIT	1,577
16	Melco PBL Entertainment Ltd. ADR ●	174
		9,990
	India - 2.6%
11	Dr. Reddy's Laboratories Ltd. ADR	377
50	HDFC Bank Ltd. ADR	1,552
38	ICICI Bank Ltd.	1,364
43	Infosys Ltd.	2,341
12	Mahanagar Telephone Nigam Ltd. ●	15
2	Patni Computer Systems Ltd. ●	35
1	Rediff.com India Ltd. ●	9
2	Sify Technologies Ltd. ●	10
33	Sterlite Industries Ltd.	301
3	Tata Communications Ltd.	27
30	Tata Motors Ltd. ADR	734
40	Wipro Ltd. ADR	439
		7,204
	Indonesia - 0.3%
22	P.T. Telekomunikasi Indonesia ADR	668
2	PT Indosat Tbk	62
		730
	Japan - 1.1%
—	Japan Prime Realty	314
—	Japan Real Estate Investment Trust	789
—	Japan Retail Fund Investment	523
—	Nippon Building Fund, Inc.	1,051
—	Nomura Real Estate Office Fund, Inc.	284
		2,961
2

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.6% - (continued)
	Jersey - 0.0%
2	WNS Holdings Ltd. ADR ●	$18

	Luxembourg - 0.0%
5	Ternium S.A. ADR	109

	Mexico - 2.8%
174	America Movil SAB de C.V. ADR	4,044
90	Cemex S.A. de C.V. ADR ●	613
2	Coca-Cola Femsa S.A.B-SP ADR	237
3	Desarrolladora Homex SAB de CV ●	62
13	Empresas ICA S.A.B. de C.V. ●	87
17	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,175
3	Gruma S.A.B. ●	28
2	Grupo Aeroportuario del ADR	27
3	Grupo Aeroportuario del Pacifico SAB de CV ADR	111
2	Grupo Aeroportuario del Sureste S.A.B. de C.V.	117
—	Grupo Casa Saba SAB de C.V. ●	3
3	Grupo Simec, S.A. de C.V. ●	24
50	Grupo Televisa S.A. ADR	980
1	Grupo TMM S.A. ●	2
1	Industries Bachoco, S.A.	15
2	Maxcom Telecomunicaciones S.A. de CV ●	3
		7,528
	Netherlands - 0.3%
12	Corio N.V.	540
28	VimpelCom Ltd. ADR	296
		836
	Peru - 0.2%
14	Compania De Minas Buenaventur ADR	605

	Philippines - 0.2%
8	Philippine Long Distance Telephone Co. ADR	477

	Russia - 0.3%
8	Mechel	37
5	Mechel ADR	56
46	Mobile Telesystems OJSC ADR	769
		862
	Singapore - 0.4%
340	Ascendas Real Estate Investment Trust	503
417	Capitamall Trust	566
		1,069
	South Africa - 2.0%
34	AngloGold Ltd. ADR	1,552
3	DRDGOLD Ltd.	22
64	Gold Fields Ltd. ADR	1,051
32	Harmony Gold Mining Co., Ltd. ADR	382
38	Sappi Ltd. ADR	124
44	Sasol Ltd. ADR	2,248
		5,379
	South Korea - 2.6%
1	Gravity Co., Ltd.	2
34	KB Financial Group, Inc.	1,291

46	Korea Electric Power Corp. ADR	572
21	KT Corp. ADR	315
36	LG.Philips LCD Co., Ltd.	458
24	Posco ADR	2,184
20	Shinhan Financial Group Co., Ltd. ADR	1,556
28	SK Telecom Co., Ltd. ADR	390
10	Woori Finance Holdings Co., Ltd.	305
		7,073
	Taiwan - 3.3%
96	Advanced Semiconductor Engineering, Inc. ADR	506
70	AU Optronics Corp. ADR	368
34	Chunghwa Telecom Co., Ltd.	1,100
10	Himax Techologies, Inc. ADR	13
3	Silicon Motion Technology Corp. ●	61
56	Siliconware Precision Industries Co. ADR	315
432	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,079
230	United Microelectronics Corp. ADR	624
		9,066
	Turkey - 0.1%
26	Turkcell Iletisim Hizmetleri A.S. ADR	331

	United Kingdom - 1.7%
163	British Land Co. plc	1,255
108	Capital Shopping Centres Group plc	550
137	Hammerson plc	818
149	Land Securities Group plc	1,589
142	Segro plc	494
		4,706
	United States - 21.4%
1	21Vianet Group, Inc. ●	13
2	Agria Corp. ●	2
2	Ambow Education Holding Ltd. ●	12
76	American Tower Corp. REIT	4,843
187	Annaly Capital Management, Inc.	3,144
18	Avalonbay Communities, Inc. ╦	2,464
28	Boston Properties, Inc.	2,945
1	Charm Communications, Inc. ●	5
5	China Digital TV Holding Co., Ltd.	17
1	Country Style Cooking Restaurant Chain Co., Ltd. ●	12
19	Digital Realty Trust, Inc.	1,357
49	Duke Realty, Inc.	653
57	Equity Residential Properties Trust	3,402
12	Federal Realty Investment Trust	1,143
84	General Growth Properties, Inc.	1,323
78	HCP, Inc.	3,297
37	Health Care, Inc.	2,092
2	Hisoft Technology International Ltd. ●	28
2	Home Inns & Hotels Management, Inc. ●	64
136	Host Hotels & Resorts, Inc.	2,234
4	iSoftStone Holdings Ltd. ●	38
78	Kimco Realty Corp.	1,431
22	Liberty Property Trust	743
25	Macerich Co.	1,380
6	Netease.com, Inc. ●	310
3

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 68.6% - (continued)
	United States - 21.4% - (continued)
31	Plum Creek Timber Co., Inc.	$1,210
88	ProLogis, Inc.	2,804
28	Public Storage	3,881
1	Qihoo 360 Technology Co., Ltd. ●	19
23	Rayonier, Inc.	1,072
1	RDA Microelectronics, Inc. ●	15
17	Regency Centers Corp.	717
7	Shanda Games Ltd.	24
2	Simcere Pharmaceutical Group ●	18
57	Simon Property Group, Inc.	7,686
1	SouFun Holdings Ltd.	20
55	Ventas, Inc.	3,235
32	Vornado Realty Trust	2,586
104	Weyerhaeuser Co.	2,078
2	WSP Holdings Ltd. ●	1
2	Xueda Education Group ●	11
9	Yingli Green Energy Holdings ●	38
		58,367
	Total common stocks
	(cost $160,865)	$187,115

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
26	Telefonica Brasil S.A.	$717

	Total preferred stocks
	(cost $681)	$717

EXCHANGE TRADED FUNDS - 5.1%
	United States - 5.1%
452	Powershares DB Commodity Index Tracking Fund ●	$12,566
—	PowerShares DB G10 Currency Harvest Fund ●	4
22	SPDR DJ Wilshire Global Real Estate	817
11	Vanguard MSCI Emerging Markets ETF	465
		13,852
	Total exchange traded funds
	(cost $12,935)	$13,852

FOREIGN GOVERNMENT OBLIGATIONS - 11.2%
	Argentina - 0.6%
	Argentina (Republic of)
$4,000	2.50%, 12/31/2038	$1,560

	Brazil - 1.0%
	Brazil (Republic of)
1,950	11.00%, 08/17/2040	2,595

	Colombia - 0.4%
	Colombia (Republic of)
780	7.38%, 03/18/2019	991

	Croatia - 0.3%
	Croatia (Republic of)
840	6.75%, 11/05/2019 §	798

	Hungary - 0.3%
	Hungary (Republic of)
896	6.38%, 03/29/2021	829

	Indonesia - 0.7%
	Indonesia (Republic of)
1,870	4.88%, 05/05/2021 §	2,010

	Israel - 0.3%
	Israel (Government of)
850	5.13%, 03/26/2019	955

	Korea (Republic of) - 1.1%
	Korea (Republic of)
2,290	7.13%, 04/16/2019	2,872

	Lithuania - 0.3%
	Lithuania (Republic of)
770	7.38%, 02/11/2020 §	829

	Mexico - 1.1%
	United Mexican States
2,570	6.05%, 01/11/2040	3,107

	Panama - 0.4%
	Panama (Republic of)
790	6.70%, 01/26/2036	1,007

	Peru - 0.4%
	Peru (Republic of)
760	7.35%, 07/21/2025	1,011

	Philippines - 0.4%
	Philippines (Republic of)
950	4.00%, 01/15/2021	976

	Poland - 0.3%
	Poland (Republic of)
830	6.38%, 07/15/2019	933

	Qatar - 0.3%
	Qatar (State of)
860	5.25%, 01/20/2020 ■	941

	Russia - 1.0%
	Russian Federation Government
2,290	7.50%, 03/31/2030 §	2,713

	South Africa - 0.3%
	South Africa (Republic of)
860	5.50%, 03/09/2020	952

4

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 11.2% - (continued)
	Turkey - 0.5%
	Turkey (Republic of)
$1,270	5.63%, 03/30/2021	$1,276

	Ukraine - 0.3%
	Ukraine (Government of)
890	7.95%, 02/23/2021 §	792

	United Arab Emirates - 0.3%
	Emirate of Abu Dhabi
780	6.75%, 04/08/2019 ■	945

	Uruguay - 0.3%
	Uruguay (Republic of)
650	8.00%, 11/18/2022	885

	Venezuela - 0.6%
	Venezuela (Republic of)
2,115	9.25%, 09/15/2027	1,634

	Total foreign government obligations
	(cost $29,506)	$30,611

	Total long-term investments (cost $203,987)	$232,295

SHORT-TERM INVESTMENTS - 14.2%
	Investment Pools and Funds - 0.0%
14	JP Morgan U.S. Government Money Market Fund	$14

	Repurchase Agreements - 3.1%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,182,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $2,226)
$2,182	0.20%, 1/31/2012	$2,182
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,456,
collateralized by U.S. Treasury Bill 0.01% -
0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $3,525)
3,456	0.13%, 1/31/2012	3,456
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,679,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $2,732)
2,679	0.18%, 1/31/2012	2,679

	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $248, collateralized by U.S. Treasury Note 4.25%, 2013, value of $253)
248	0.20%, 1/31/2012	248
		8,565
	U.S. Government Agencies - 7.4%
	Federal Home Loan Mortgage Corp.
10,000	0.07%, 2/10/2012○	10,000
	Federal National Mortgage Association
10,000	0.07%, 2/22/2012○	9,999
		19,999
	U.S. Government Securities - 3.7%
	Other Direct Federal Obligations - 3.7%
	Federal Home Loan Bank
10,000	0.07%, 2/22/2012○	10,000

	Total short-term investments
	(cost $38,577)	$38,578

Total investments
(cost $242,564) ▲	99.4%	$270,873
Other assets and liabilities	0.6%	1,688
Total net assets	100.0%	$272,561
5

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 58.7% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $243,166 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,238
Unrealized Depreciation	(1,531)
Net Unrealized Appreciation	$27,707

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,886, which represents 0.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $7,142, which represents 2.6% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Banc of America Securities	Buy	$ 95	$ 95	02/01/2012	$ –

Total Return Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank Currency Returns Plus Index	Deutsche Bank	$ 204	effective date index value 191.39*	02/29/12	$ 18 *

*	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the value of the Deutsche Bank Currency Returns + (USD) Index (the "Index") at the maturity date less the value of the Index at the effective date of the transaction multiplied by the notional amount. As a receiver of the swap, the Fund would receive the payoff amount when the Index value is greater at the maturity date than the effective date and would pay the payoff when the Index value is less at the maturity date than the effective date. As a payer of the swap, the Fund would pay the payoff amount when the Index value is greater at the maturity date than the effective date and would receive the payoff amount when the Index value is less at the maturity date than the effective date.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of January 31, 2012
Industry (Sector)	Percentage of Net Assets
Equity Securities
Advertising (Consumer Discretionary)	0.1%
Aerospace & Defense (Industrials)	0.1
Agricultural Products (Consumer Staples)	0.0
Airlines (Industrials)	0.2
Airport Services (Industrials)	0.2
Aluminum (Materials)	0.1
Apparel, Accessories & Luxury Goods (Consumer Discretionary)	0.0
Application Software (Information Technology)	0.0
Asset Management & Custody Banks (Financials)	0.0
Auto Parts & Equipment (Consumer Discretionary)	0.0
Automobile Manufacturers (Consumer Discretionary)	0.3
Automotive Retail (Consumer Discretionary)	0.0
Biotechnology (Health Care)	0.0
Brewers (Consumer Staples)	1.1
Broadcasting (Consumer Discretionary)	0.4
Casinos & Gaming (Consumer Discretionary)	0.1
Catalog Retail (Consumer Discretionary)	0.0
Coal & Consumable Fuels (Energy)	0.2
Commodity Chemicals (Materials)	0.0
Communications Equipment (Information Technology)	0.0
Computer Storage & Peripherals (Information Technology)	0.0
Construction & Engineering (Industrials)	0.0
Construction Materials (Materials)	0.2
Data Processing & Outsourced Services (Information Technology)	0.0
Distillers & Vintners (Consumer Staples)	0.0
Diversified Banks (Financials)	5.6
Diversified Metals & Mining (Materials)	0.1
Diversified REITs (Financials)	4.4
Drug Retail (Consumer Staples)	0.0
Education Services (Consumer Discretionary)	0.1
Electric Utilities (Utilities)	1.1
Electronic Components (Information Technology)	0.4
Exchange Traded Funds (Financials)	5.1
Fertilizers & Agricultural Chemicals (Materials)	0.2
Gas Utilities (Utilities)	0.0
Gold (Materials)	1.3
Health Care Distributors (Health Care)	0.0
Health Care Equipment (Health Care)	0.1
Health Care Services (Health Care)	0.0
Heavy Electrical Equipment (Industrials)	0.0
Home Entertainment Software (Information Technology)	0.1
Homebuilding (Consumer Discretionary)	0.0
Hotels, Resorts & Cruise Lines (Consumer Discretionary)	0.1

Human Resource & Employment Services (Industrials)	0.0
Hypermarkets & Super Centers (Consumer Staples)	0.2
Independent Power Producers & Energy Traders (Utilities)	0.3
Industrial REITs (Financials)	1.7
Insurance Brokers (Financials)	0.0
Integrated Oil & Gas (Energy)	6.5
Integrated Telecommunication Services (Services)	1.9
Internet Retail (Consumer Discretionary)	0.0
Internet Software & Services (Information Technology)	0.8
IT Consulting & Other Services (Information Technology)	1.0
Life & Health Insurance (Financials)	0.7
Life Sciences Tools & Services (Health Care)	0.1
Mortgage REITs (Financials)	1.2
Movies & Entertainment (Consumer Discretionary)	0.0
Office REITs (Financials)	2.7
Oil & Gas Equipment & Services (Energy)	0.0
Oil & Gas Exploration & Production (Energy)	1.0
Oil & Gas Refining & Marketing (Energy)	0.0
Oil & Gas Storage & Transportation (Energy)	0.3
Packaged Foods & Meats (Consumer Staples)	0.4
Paper Products (Materials)	0.1
Pharmaceuticals (Health Care)	0.1
Railroads (Industrials)	0.0
Real Estate Development (Financials)	0.0
Real Estate Operating Companies (Financials)	0.0
Real Estate Services (Financials)	0.0
Residential REITs (Financials)	2.2
Restaurants (Consumer Discretionary)	0.0
Retail REITs (Financials)	10.7
Semiconductor Equipment (Information Technology)	0.0
Semiconductors (Information Technology)	2.8
Soft Drinks (Consumer Staples)	0.5
Specialized REITs (Financials)	8.8
Steel (Materials)	4.1
Water Utilities (Utilities)	0.1
Wireless Telecommunication Services (Services)	4.2
Total	74.0%
Foreign Government Obligations	11.2%
Short-Term Investments	14.2
Other Assets and Liabilities	0.6
Total	100.0%

7

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aa / AA	0.6%
A	1.7
Baa / BBB	5.2
Ba / BB	2.2
B	0.9
Unrated	0.6
U.S. Government Agencies and Securities	11.1
Non Debt Securities and Other Short-Term Instruments	77.1
Other Assets & Liabilities	0.6
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$738	$738	$—	$—
Australia	11,368	—	11,368	—
Brazil	35,266	35,266	—	—
Canada	984	984	—	—
Cayman Islands	102	102	—	—
Chile	2,937	2,937	—	—
China	11,953	11,953	—	—
Colombia	1,323	1,323	—	—
France	5,133	—	5,133	—
Hong Kong	9,990	8,413	1,577	—
India	7,204	7,204	—	—
Indonesia	730	730	—	—
Japan	2,961	—	2,961	—
Jersey	18	18	—	—
Luxembourg	109	109	—	—
Mexico	7,528	7,528	—	—
Netherlands	836	296	540	—
Peru	605	605	—	—
Philippines	477	477	—	—
Russia	862	862	—	—
Singapore	1,069	—	1,069	—
South Africa	5,379	5,379	—	—
South Korea	7,073	7,073	—	—
Taiwan	9,066	9,066	—	—
Turkey	331	331	—	—
United Kingdom	4,706	—	4,706	—
United States	58,367	58,367	—	—
Total	187,115	159,761	27,354	—
Exchange Traded Funds	13,852	13,852	—	—
Foreign Government Obligations	30,611	—	30,611	—
Preferred Stocks	717	717	—	—
Short-Term Investments	38,578	14	38,564	—
Total	$270,873	$174,344	$96,529	$—
Foreign Currency Contracts*	—	—	—	—
Total Return Swaps*	18	—	18	—
Total	$18	$—	$18	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

9

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: March 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Date: March 16, 2012	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer